Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of June 30, 2022 (unaudited)
Shares or Principal Amounts	Description	Value
	BANK LOANS – 11.3%
	GERMANY – 2.2%
2,605,733	IFA Holding GmbH TL1 EUR, 5.000%, 03/31/2025	$61,295
1,368,010	IFA Holding GmbH TL2 EUR, 4.000%, 03/31/2025	557,788
1,237,723	IFA Holding GmbH TL3 EUR, 4.000%, 03/31/2025	504,665
		1,123,748

	SAUDI ARABIA – 2.1%
3,047,652	Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%, 01/01/2050(1)	518,101
3,240,000	Ahmad Hamad Al Gosaibi & Brothers TL EUR, 0.000%, 01/01/2050(1)	558,912
		1,077,013

	SINGAPORE – 2.7%
459,105	Teide Pte, Ltd. 1L PIK – EUR, 10.000%, 08/01/2026	496,784
999,850	Teide Pte, Ltd. 2L PIK – EUR, 8.000%, 12/31/2026	867,617
		1,364,401

	SPAIN – 4.3%
	Celsa Group:
729,162	4.400%, 12/31/2024	720,395
2,883,457	3.000%, 06/30/2025	519,495
1,067,757	2.500%, 06/30/2025(1)	904,217
		2,144,107

	TOTAL BANK LOANS (Cost $5,348,338)	5,709,269

	COMMON STOCK – 2.5%
	MARSHALL ISLANDS – 2.5%
36,518	Scorpio Tankers, Inc.	1,260,236

	TOTAL COMMON STOCK (Cost $674,404)	1,260,236

	CORPORATE DEBT SECURITIES – 10.3%
	CANADA – 2.2%
1,150,000	First Quantum Minerals Ltd., 6.500%, 03/01/2024(2)	1,107,688

	CAYMAN ISLANDS – 4.6%
2,980,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(2)	2,328,960

	UNITED STATES – 3.5%
2,510,000	AMC Entertainment Holdings, Inc., 10.000%, 06/15/2026(2)	1,674,107
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(2)	120,750
		1,794,857
	TOTAL CORPORATE DEBT SECURITIES (Cost $5,543,898)	5,231,505
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES – 33.9%
	BERMUDA – 6.6%
	Floatel International, Ltd.:
2,612,252	10.000%, 09/24/2026	$1,750,209
2,364,072	6.000%, 09/24/2026	1,583,928
		3,334,137

	CAYMAN ISLANDS – 0.0%
73,011	Nor Offshore SPV, Ltd., 2.000%, 09/03/2022	16,428

	ITALY – 7.9%
3,508,000	Moby SpA, 7.750%, 02/15/2023(3)(4)	2,567,276
1,812,000	Pro-Gest SpA, 3.250%, 12/15/2024	1,440,327
		4,007,603

	JERSEY – 2.5%
1,626,000	Petrofac, Ltd., 9.750%, 11/15/2026	1,251,760

	LUXEMBOURG – 1.0%
557,384	Paper Industries Intermediate Financing Sarl, 7.000% (3-Month EUR Libor + 700 basis points), 03/01/2025(2)(5)	486,582

	NETHERLANDS – 2.3%
259,280	EA Partners II BV, 6.750%, 06/01/2099(3)(4)	7,778
2,110,000	Metinvest BV, 8.500%, 04/23/2026	1,167,147
		1,174,925

	NORWAY – 9.5%
66,258,594	BOA OCV AS, 2.000%, 12/31/2024(2)	2,179,603
2,273,159	Jacktel AS, 10.000%, 12/04/2023(2)	1,704,869
11,137,630	REM Saltire Holding AS, 7.000%, 12/31/2024(2)	930,034
		4,814,506

	UKRAINE – 1.6%
3,260,000	Ukraine Government International Bond, 9.750%, 11/01/2028	826,736

	UNITED KINGDOM – 2.5%
100,000	Dignity Finance PLC, 4.696%, 12/31/2049	109,890
3,150,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 09/15/2022(3)(4)(5)	105,204
1,016,666	Waldorf Production UK, Ltd., 9.750%, 10/01/2024	1,031,916
		1,247,010
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $14,939,857)	17,159,687

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES – 12.7%
	CAYMAN ISLANDS – 2.0%
796,779	Shelf Drilling, Ltd.(2)(3)	$1,006,478

	NORWAY – 6.1%
1,916,500	Awilco LNG AS(3)	1,177,469
7,660,901	Jacktel AS(3)	833,566
548,334	MPC Container Ships AS	1,081,428
		3,092,463

	SINGAPORE – 0.8%
24,603,214	Mulhacen Pte, Ltd.	411,554

	UNITED KINGDOM – 3.8%
128,001	Drax Group PLC	999,570
5,209,142	HSS Hire Group PLC(2)(3)	926,815
		1,926,385

	TOTAL INTERNATIONAL EQUITIES (Cost $6,452,270)	6,436,880

	PRIVATE COMPANIES – 4.6%
	AUSTRALIA – 0.1%
65,000	Quintis Australia Pty, Ltd., Common Shares(6)(7)	1,300
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(2)(6)(7)	6,916
117,000	0.000%, 10/01/2028(2)(6)(7)	43,173
		51,389

	BERMUDA – 0.0%
1,055,232	Floatel International, Ltd., Common Shares(6)(7)	11
436,438	Floatel International, Ltd., Warrants, 03/16/2025(3)(6)(7)	4
		15

	ITALY – 0.5%
1,100,000	Saxa Gres Spa, Corporate Debt, 7.000%, 08/04/2026(6)(7)	253,006

	LUXEMBOURG – 1.4%
3,500	Avation PLC, Warrants, 10/31/2026(7)	557
28,205,068	Paper Industries TopCo, Ltd., Common Shares(6)(7)	737,194
		737,751

	UNITED KINGDOM – 2.5%
15,874	KCA Deutag, Common Shares	1,259,337

	UNITED STATES – 0.1%
64	Voyager Aviation Holdings LLC, Common Shares(6)(7)	—
384	Voyager Aviation Holdings LLC, Preferred Shares	48,384
		48,384

	TOTAL PRIVATE COMPANIES (Cost $3,228,723)	2,349,882
Shares or Principal Amounts	Description	Value
	U.S. TREASURY NOTES – 4.6%
	UNITED STATES – 4.6%
2,380,000	United States Treasury Note, 0.125%, 12/31/2022	$2,351,980

	TOTAL U.S. TREASURY NOTES (Cost $2,377,772)	2,351,980

	SHORT-TERM INVESTMENTS – 10.3%
	UNITED STATES – 10.3%
5,221,078	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 1.316%(8)	5,221,078
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,221,078)	5,221,078
	TOTAL INVESTMENTS – 90.2% (Cost $43,786,340)	45,720,517
	Other Assets in Excess of Liabilities – 9.8%	4,954,522
	TOTAL NET ASSETS – 100.0%	$50,675,039

(1)   When-issued security that has not settled as of June 30, 2022. Rate is not in effect at June 30, 2022.

(2)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2022 the total value of these securities is $12,515,975 representing 24.7% of net assets.

(3)   Non-income producing security.

(4)   Security is in default.

(5)   Floating rate security. Rate as of June 30, 2022 is disclosed.

(6)   Fair valued using significant unobservable inputs.

(7)   Illiquid and restricted investments as to resale.

(8)   The rate is the annualized seven-day yield as of June 30, 2022.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)

At June 30, 2022, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount				Value	Unrealized Appreciation (Depreciation)
				Buy		Sell
September 15, 2022	Brown Brothers Harriman	Euro Currency	U.S. Dollar	EUR	84,819		$89,249	$89,358	$109
September 15, 2022	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	1,596,001		$166,583	162,249	(4,334)
September 15, 2022	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	968,653		$96,803	98,473	1,670
September 15, 2022	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	4,669,531		$475,504	474,703	(801)
September 15, 2022	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	1,511,018		$152,245	153,610	1,365
September 15, 2022	Brown Brothers Harriman	Pound Sterling	U.S. Dollar	GBP	118,496		$143,269	144,418	1,149
September 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$58,041	NOK	575,000	58,454	(413)
September 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$703,716	NOK	7,000,000	711,618	(7,902)
September 15, 2022	Citibank, N.A.	U.S. Dollar	Norwegian Krone		$7,815,384	NOK	74,668,823	7,590,810	224,574
September 15, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Euro Currency		$1,375,779	EUR	1,300,000	1,369,571	6,208
September 15, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Poland Zloty		$568,616	PLN	2,499,525	551,454	17,162
September 15, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Pound Sterling		$2,917,737	GBP	2,341,044	2,853,164	64,573
September 15, 2022	NatWest Markets Securities, Inc.	U.S. Dollar	Euro Currency		$542,675	EUR	510,000	537,293	5,382
September 15, 2022	State Street	U.S. Dollar	Euro Currency		$499,964	EUR	475,000	500,420	(456)
September 15, 2022	UBS AG	U.S. Dollar	Euro Currency		$7,911,710	EUR	7,422,416	7,819,638	92,072
									$400,358

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)

At June 30, 2022, the BlueBay Destra International Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)	Premium Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Markit iTraxx Europe Crossover Index Swap(2)	Barclays Capital Inc.	5.000%/ Quarterly	6/20/2027	EUR2,100,000	$(144,785)	$216,415	$71,630

(1)   The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

(2)   The underlying issuer is ITRX XOVER CDSI S37 5Y Corp.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at June 30, 2022 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Aviation PLC, Warrants	3/16/2021	$—	$557	0.00%
Floatel International, Ltd., Common Shares	1/12/2021	4	11	0.00
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	620,317	737,194	1.45
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	1,300	0.00
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	7,081	6,916	0.01
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	80,896	43,173	0.09
Saxa Gres SpA, Corporate Debt, 7.000%	11/27/2018	1,211,108	253,006	0.50
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	—	—	0.00